Other assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Retirement assets	$ 52	$ 61
Electricity swaps	24	12
Deposits	0	42
Other	23	13
Other assets	$ 99	$ 129